SHAREHOLDERS' EQUITY	12 Months Ended
Dec. 31, 2014
Stockholders Equity Note [Abstract]
Stockholders Equity Note Disclosure [Text Block]
NOTE 9:-       SHAREHOLDERS' EQUITY

a.	Share capital:

The ordinary shares confer upon their holders the right to participate and vote in general shareholders meetings of the Company and to share in the distribution of dividends, if any declared by the Company.

b.	Issuances of share:

1.	During May 2013, the Company completed an IPO and listed its ordinary shares on the "NASDAQ Capital Market" and issued 3,125,000 ordinary shares in consideration of $21,920, net.

Following the IPO and according to the terms of the convertible notes, the notes were automatically converted into 123,553 ordinary shares of the Company. In addition, 120,255 warrants were exercised into 85,192 ordinary shares of the Company, using the cashless exercise method.

2.    During October 2013, the Company completed a secondary public offering in the "NASDAQ Capital Market" and issued 2,300,000 ordinary shares in consideration of $35,334, net.

c.	2010 incentive option plan:

In February 2010, the Company authorized through its 2010 incentive option plan (the "2010 Plan") the grant of options to officers, directors, advisors, management and other key employees. The Company reserved for grants of options up to 2,118,531 of the Company's ordinary shares. The options granted have generally four year vesting terms and expire between five to ten years after the grant date. As of December 31, 2014, 292,531 options were still available for future grants under the Plan.

A summary of the Company's options activity (for employees and directors) under the 2010 Plan is as follows:

	Year ended December 31,
	2014		2013
		Weighted average exercise		Weighted average exercise
	Number of options	price	Number of options	price

Outstanding at beginning of year	805,300	$6.86	461,118	$0.20
Granted	1,154,345	$11.29	552,890	$9.87
Exercised	-	$-	(208,708)	$0.14
Cancelled	(372,345)	$18.38	-
Forfeited	(46,431)	$10.07	-

Outstanding at end of year	1,540,869	$7.30	805,300	$6.86

Vested and expected to vest	1,540,869	$7.30	805,300	$6.86

Options exercisable at the end of the year	640,401	$6.24	308,909	$0.33

As of December 31, 2014, the weighted-average remaining contractual term of the outstanding and exercisable options is 5.62 and 6.83 years, respectively; the aggregated intrinsic value of outstanding and exercisable options is $ 1,425 and $ 1,158, respectively. As of December 31, 2014, the unrecognized compensation cost is $ 2,878 to be recognized from 2015 through 2018, respectively, excluding cost of $903 for options with vesting subject to certain performance conditions, which are not probable.

On December 16, 2014 the company granted to certain employees and officers options to purchase 604,845 of the Company's Ordinary Shares, subject to the cancellation of 372,345 unvested options to certain officers. The Company accounted for the cancellation of options, accompanied by the concurrent grant of options in accordance with ASC 718-20-35-8 and calculated the incremental compensation cost as the excess of the fair value of the replacement award over the fair value of the cancelled award at the cancellation date.

d.	Options granted to consultants:

The Company granted options to certain service providers and accounted for these options in accordance with ASC 505-50, "Equity-Based payment to non-employees".

The outstanding options granted to the Company's consultants are as follows:

		Exercise
Grant date	Number of options	price	Expiration date
February 28, 2010	8,805	2.184	February 28, 2020
February 17, 2011	3,804	0.0005	February 17, 2021
	12,609

*) All options were fully vested on grant date.

e.	Warrants granted to underwriters:

The outstanding options granted to the underwriters for the IPO are as follows:

		Exercise
Grant date	Number of options	price	Expiration date
May 28, 2013	15,306	12	May 28, 2015
May 28, 2013	52,083	16	November 28, 2015
May 28, 2013	52,084	20	May 28, 2016

	119,473

f.	Share-based payment:

The share-based expense recognized in the consolidated financial statements for services received from employees and non-employees is shown in the following table:

	Year ended
	December 31,
	2014	2013	2012

Research and development, net	$1,773	$430	$	*) -
Pre Commercialization expenses	616	-		-
General and administrative expenses	1,700	1,110		26

	$4,089	$1,540		$26

*) Represents an amount less than $ 1.